Shareholder Report, Line Graph (Details) B274543_Direxion Daily META Bull 2X Shares_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 05, 2024	Oct. 31, 2025
Direxion Daily META Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Direxion Daily META Bull 2X Shares NAV
Accumulated Value	$ 13,066	$ 10,000	$ 13,255
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,839	10,000	$ 13,164
Meta Platforms Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meta Platforms Corporation
Accumulated Value	$ 11,899	$ 10,000	$ 13,593